Restricted cash	12 Months Ended
Jun. 30, 2026
Restricted Cash
Restricted cash

18. Restricted cash

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Bank guarantee security deposit	61	191	292

Restricted cash represents cash balances subject to restriction as security for bank guarantees and other performance obligations.